Investment in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Condensed financial position for the controlling company and the Group's subsidiaries
(a)	The summarized financial information of the controlling company and the Group’s major subsidiaries as of December 31, 2023 and 2024 is as follows:

	2023				2024
Investees (*1), (*2)	Asset balance		Liability balance	Equity balance	Asset balance	Liability balance	Equity balance
Shinhan Financial Group (separate)	~~W~~	37,289,555	11,190,414	26,099,141	37,672,303	11,324,128	26,348,175
Shinhan Bank		508,497,276	474,966,063	33,531,213	556,691,161	519,926,426	36,764,735
Shinhan Card Co., Ltd.		43,420,162	35,365,175	8,054,987	44,137,094	35,860,198	8,276,896
Shinhan Securities Co., Ltd.		52,497,500	47,131,211	5,366,289	49,026,790	43,532,326	5,494,464
Shinhan Life Insurance Co., Ltd.		58,641,345	50,218,211	8,423,134	59,843,268	52,802,301	7,040,967
Shinhan Capital Co., Ltd.		13,018,880	10,791,281	2,227,599	12,512,659	10,259,145	2,253,514
Jeju Bank		7,162,714	6,626,863	535,851	7,444,771	6,854,663	590,108
Shinhan Asset Management Co., Ltd.		409,246	134,030	275,216	503,319	186,991	316,328
SHC Management Co., Ltd.		10,051	—	10,051	10,325	—	10,325
Shinhan DS		137,141	85,417	51,724	139,322	76,603	62,719
Shinhan Savings Bank		3,046,110	2,696,597	349,513	2,879,145	2,512,348	366,797
Shinhan Asset Trust Co., Ltd.		463,445	85,555	377,890	775,844	471,890	303,954
Shinhan Fund Partners Co., Ltd		110,849	20,136	90,713	122,507	22,580	99,927
Shinhan REITs Management Co., Ltd.		72,018	9,522	62,496	82,781	12,640	70,141
Shinhan AI Co., Ltd. (*3)		35,674	940	34,734	—	—	—
Shinhan Venture Investment Co., Ltd.		171,783	90,515	81,268	176,165	90,967	85,198
Shinhan EZ General Insurance Co., Ltd.		261,204	131,875	129,329	289,867	178,573	111,294

(*1)	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
(*2)
Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(*3)	Shinhan AI Co., Ltd. was liquidated in the current period.

Condensed comprehensive income statement for the controlling company and the Group's subsidiaries
(b) The summarized income information of the controlling company and the Group’s major subsidiaries for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022				2023			2024
Investees (*1), (*2)	Operating Revenue		Net Income (*3)	Comprehensive Income (*3)	Operating Revenue	Net Income (*3)	Comprehensive Income (*3)	Operating Revenue	Net Income (*3)	Comprehensive Income (*3)
Shinhan Financial Group (separate)	~~W~~	1,806,604	1,249,251	1,251,294	2,160,092	1,671,011	1,669,579	2,556,503	1,619,867	1,617,202
Shinhan Bank		35,514,460	3,045,732	2,394,238	37,459,678	3,067,991	3,707,829	47,357,783	3,695,913	4,414,685
Shinhan Card Co., Ltd.		4,761,181	644,555	671,113	5,378,610	621,908	583,014	6,173,106	575,261	553,274
Shinhan Securities Co., Ltd.		10,548,842	412,339	427,451	9,947,400	100,840	128,378	11,446,637	179,160	179,829
Shinhan Life Insurance Co., Ltd.		6,377,305	449,392	(143,049)	6,451,715	472,395	475,656	7,044,374	528,401	(1,056,025)
Shinhan Capital Co., Ltd.		922,592	303,276	307,988	1,204,941	304,024	298,609	1,201,874	116,948	115,203
Jeju Bank		275,582	22,820	11,657	371,210	5,101	20,189	382,121	10,416	12,709
Shinhan Credit Information Co., Ltd.		20,705	1,029	1,450	—	—	—	—	—	—
Shinhan Asset Management Co., Ltd.		174,242	37,064	36,892	171,145	51,272	51,225	241,409	66,003	65,512
SHC Management Co., Ltd.		—	110	110	—	305	305	—	274	274
Shinhan DS		279,453	6,835	7,739	322,895	7,954	4,191	331,631	8,756	10,996
Shinhan Savings Bank		241,013	38,384	37,884	273,630	29,943	29,724	255,650	17,855	17,310
Shinhan Asset Trust Co., Ltd.		152,563	73,654	74,236	148,980	53,430	53,055	100,626	(320,601)	(320,675)
Shinhan Fund Partners Co., Ltd. (*5)		55,270	9,500	9,500	62,674	12,193	12,193	67,420	15,371	15,310
Shinhan REITs Management Co., Ltd.		11,433	540	609	21,512	9,485	9,446	26,131	7,688	7,644
Shinhan AI Co., Ltd. (*4)		10,668	(2,217)	(2,301)	8,727	(4,596)	(4,432)	—	(1,927)	(1,928)
Shinhan Venture Investment Co., Ltd.		19,839	1,526	1,418	28,209	4,441	4,266	45,542	3,776	3,931
Shinhan EZ General Insurance Co., Ltd. (*6)		10,228	(5,438)	(5,062)	43,747	(7,778)	(7,289)	93,894	(17,403)	(18,035)

(*1)	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
(*2)
Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(*3)	This amount includes non-controlling interests.
(*4)	Shinhan AI Co., Ltd was liquidated in the current period, and the amounts for the current and prior periods are those incurred before the liquidation.
(*5)	Shinhan AITAS Co., Ltd. has changed its name to Shinhan Fund Partners Co., Ltd. on April 3, 2023.
(*6)	For the acquired company, the amount is from the consolidated statements of comprehensive income for the period after the acquisition point.